Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 160.0
19 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	19.0
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	120.0
85 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	85.0
27.3 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	27.3
93 Million Loan Facility [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 93.0